DELAWARE GROUP® ADVISER FUNDS
Delaware Diversified Income Fund
Delaware U.S. Growth Fund

DELAWARE GROUP CASH RESERVE
Delaware Investments Ultrashort Fund

DELAWARE GROUP EQUITY FUNDS I
Delaware Mid Cap Value Fund

DELAWARE GROUP EQUITY FUNDS II
Delaware Value® Fund

DELAWARE GROUP EQUITY FUNDS IV
Delaware Healthcare Fund
Delaware Small Cap Growth Fund
Delaware Smid Cap Growth Fund
Delaware Covered Call Strategy Fund
Delaware Equity Income Fund
Delaware Global Equity Fund
Delaware Growth and Income Fund
Delaware Hedged U.S. Equity Opportunities Fund
Delaware International Fund
Delaware Opportunity Fund
Delaware Premium Income Fund
Delaware Growth Equity Fund
Delaware Special Situations Fund
Delaware Total Return Fund
Delaware Floating Rate II Fund
Delaware Fund for Income
Delaware Government Cash
Management Fund
Delaware International Opportunities
Bond Fund
Delaware Investment Grade Fund
Delaware Limited Duration Bond Fund
Delaware Strategic Income II Fund

DELAWARE GROUP EQUITY FUNDS V
Delaware Small Cap Core Fund
Delaware Small Cap Value Fund
Delaware Wealth Builder Fund

DELAWARE GROUP FOUNDATION FUNDS
Delaware Strategic Allocation Fund

DELAWARE GROUP GLOBAL & INTERNATIONAL FUNDS
Delaware Emerging Markets Fund
Delaware International Small Cap Fund
Delaware International Value Equity Fund

DELAWARE GROUP GOVERNMENT FUND
Delaware Strategic Income Fund
Delaware Emerging Markets Debt
Corporate Fund

DELAWARE GROUP INCOME FUNDS
Delaware Corporate Bond Fund
Delaware Extended Duration Bond Fund
Delaware Floating Rate Fund
Delaware High-Yield Opportunities Fund

DELAWARE GROUP LIMITED-TERM GOVERNMENT FUNDS
Delaware Limited-Term Diversified Income Fund
Delaware Tax-Exempt Income Fund
Delaware Tax-Exempt Opportunities Fund
Delaware Tax-Free California II Fund
Delaware Tax-Free New York II Fund
Delaware Tax-Free New Jersey Fund
Delaware Tax-Free Oregon Fund

DELAWARE GROUP STATE TAX-FREE INCOME TRUST
Delaware Tax-Free Pennsylvania Fund

DELAWARE GROUP TAX-FREE FUND
Delaware Tax-Free USA Fund
Delaware Tax-Free USA Intermediate Fund

DELAWARE POOLED® TRUST
Delaware Global Listed Real Assets Fund

VOYAGEUR INSURED FUNDS
Delaware Tax-Free Arizona Fund

VOYAGEUR INTERMEDIATE
TAX FREE FUNDS
Delaware Tax-Free Minnesota
Intermediate Fund

VOYAGEUR MUTUAL FUNDS
Delaware National High-Yield Municipal
Bond Fund
Delaware Tax-Free California Fund
Delaware Tax-Free Idaho Fund
Delaware Tax-Free New York Fund
Delaware Minnesota High-Yield Municipal Bond Fund

VOYAGEUR MUTUAL FUNDS II
Delaware Tax-Free Colorado Fund

VOYAGEUR MUTUAL FUNDS III
Delaware Select Growth Fund

VOYAGEUR TAX FREE FUNDS
Delaware Tax-Free Minnesota Fund

(each, a “Fund” and together, the “Funds”)

DELAWARE VIP® TRUST
Delaware VIP Covered Call Strategy Series
Delaware VIP Fund for Income Series
Delaware VIP Growth Equity Series
Delaware VIP Equity Income Series
Delaware VIP Government Cash
Management Series
Delaware VIP Growth and Income Series
Delaware VIP Opportunity Series
Delaware VIP Limited Duration Bond Series
Delaware VIP Special Situations Series
Delaware VIP International Series
Delaware VIP Total Return Series
Delaware VIP Investment Grade Series
Delaware VIP Diversified Income Series
Delaware VIP Emerging Markets Series
Delaware VIP High Yield Series

Delaware VIP International Value
Equity Series
Delaware VIP Limited-Term Diversified Income Series
Delaware VIP REIT Series
Delaware VIP Small Cap Value Series
Delaware VIP Smid Cap Core Series
Delaware VIP U.S. Growth Series
Delaware VIP Value Series

(each, a “Series” and together, the “Series”)

DELAWARE POOLED® TRUST
Macquarie Large Cap Value Portfolio
Macquarie Labor Select International
Equity Portfolio
Macquarie Emerging Markets Portfolio
Macquarie Emerging Markets Portfolio II
Macquarie High Yield Bond Portfolio
Macquarie Core Plus Bond Portfolio

(each, a “Portfolio” and together, the “Portfolios”)

Supplement to each Statutory Prospectus (the “Prospectus”) and Statement of Additional Information (the “SAI”)

1.
Effective immediately for Delaware Emerging Markets Fund and Delaware International Small Cap Fund only, the following replaces the section of the Prospectus entitled ”How we manage the Funds – The securities in which the Funds typically invest – Foreign securities – How the Funds use them”:

How the Funds use them: Each Fund may invest in foreign securities directly or indirectly through ADRs, EDRs, and GDRs. Each Fund may also invest in China A shares. Delaware Emerging Markets Fund may invest in N Shares. Delaware International Small Cap Fund may also invest in China Interbank bonds through Bond Connect. Determinations to purchase depositary receipts will be based on relevant factor(s) in the portfolio managers’ sole discretion.

2.
Effective immediately for all Funds, the following is added to the section of the Prospectus entitled “How we Manage the Fund — The risks of investing in the Fund”, replacing the existing LIBOR risk disclosure, to the extent applicable:

IBOR risk
The risk that potential changes related to the use of the London Interbank Offered Rate (LIBOR) or similar interbank offered rates (“IBORs,” such as the Euro Overnight Index Average (EONIA)) could have adverse impacts on financial instruments that reference such rates. While some instruments may contemplate a scenario where LIBOR or a similar rate is no longer available by providing for an alternative rate setting methodology, not all instruments have such fallback provisions and the effectiveness of replacement rates is uncertain. The potential abandonment of LIBOR and similar rates could affect the value and liquidity of instruments that reference such rates, especially those that do not have fallback provisions. The use of alternative reference rate products may impact investment strategy performance.

How the Fund strives to manage it: Due to uncertainty regarding the future use of LIBOR or similar rates (such as the Euro Overnight Index Average (EONIA)), the potential impact of the abandonment of such rates on the Fund or the financial instruments in which the Fund invests cannot yet be determined. However, the Fund tries to address such risk by monitoring the economic, political, and regulatory climate in jurisdictions relevant to the Fund and the financial instruments in which the Fund invests in order to minimize any potential impact on the Fund. In addition, the Fund typically invests in a number of different securities in a variety of sectors in order to minimize the impact to the Fund of any legislative or regulatory development affecting particular countries, issuers, or market sectors.

3.
Effective immediately for all Series, the following is added to the section of the Prospectus entitled “How we Manage the Series — The risks of investing in the Series”, replacing the existing LIBOR risk disclosure, to the extent applicable:

IBOR risk
The risk that potential changes related to the use of the London Interbank Offered Rate (LIBOR) or similar interbank offered rates (“IBORs,” such as the Euro Overnight Index Average (EONIA)) could have adverse impacts on financial instruments that reference such rates. While some instruments may contemplate a scenario where LIBOR or a similar rate is no longer available by providing for an alternative rate setting methodology, not all instruments have such fallback provisions and the effectiveness of replacement rates is uncertain. The potential abandonment of LIBOR and similar rates could affect the value and liquidity of instruments that reference such rates, especially those that do not have fallback provisions. The use of alternative reference rate products may impact investment strategy performance.

How the Series strives to manage it: Due to uncertainty regarding the future use of LIBOR or similar rates (such as the Euro Overnight Index Average (EONIA)), the potential impact of the abandonment of such rates on the Series or the financial instruments in which the Series invests cannot yet be determined. However, the Series tries to address such risk by monitoring the economic, political, and regulatory climate in jurisdictions relevant to the Series and the financial instruments in which the Series invests in order to minimize any potential impact on the Series. In addition, the Series typically invests in a number of different securities in a variety of sectors in order to minimize the impact to the Series of any legislative or regulatory development affecting particular countries, issuers, or market sectors.

4.	Effective immediately for all Portfolios, the following is added to the section of the Prospectus entitled “Risk Factors”, replacing the existing LIBOR risk disclosure, to the extent applicable:

Risks	How the Portfolios strive to manage them
IBOR risk: The risk that potential changes related to the use of the London Interbank Offered Rate (LIBOR) or similar interbank offered rates (“IBORs,” such as the Euro Overnight Index Average (EONIA)) could have adverse impacts on financial instruments that reference such rates. While some instruments may contemplate a scenario where LIBOR or a similar rate is no longer available by providing for an alternative rate setting methodology, not all instruments

Due to uncertainty regarding the future use of LIBOR or similar rates (such as the Euro Overnight Index Average (EONIA)), the potential impact of the abandonment of such rates on the Portfolios or the financial instruments in which the Portfolios invest cannot yet be determined. However, the Portfolios try to address such risk by monitoring the economic, political, and regulatory climate in jurisdictions relevant to the Portfolios and the have such fallback provisions and the effectiveness of replacement rates is uncertain. The potential abandonment of LIBOR and similar rates could affect the value and liquidity of instruments that reference such rates, especially those that do not have fallback provisions. The use of alternative reference rate products may impact investment strategy performance.

financial instruments in which the Portfolios invest in order to minimize any potential impact on the Portfolios. In addition, the Portfolios typically invest in a number of different securities in a variety of sectors in order to minimize the impact to the Portfolios of any legislative or regulatory development affecting particular countries, issuers, or market sectors.

5.
Effective upon the liquidation of Delaware Government Cash Management Fund for all Funds, the section of the Prospectus entitled “About your account — Investor services — Exchanges for money market funds” is hereby deleted to the extent applicable.

6.
Effective immediately for all Funds, except for Delaware Investments Ultrashort Fund, Delaware Healthcare Fund, Delaware Small Cap Growth Fund, Delaware Smid Cap Growth Fund, and Delaware Strategic Allocation Fund, the following replaces the third paragraph of the section of the SAI entitled “Redemption and Exchange — Contingent Deferred Sales Charges for Certain Redemptions of Class A shares Purchased at Net Asset Value”:

Redemptions of such Class A shares held for more than the holding period, as set forth in the Prospectuses, will not be subject to the Limited CDSC and an exchange of such Class A shares into another Delaware Fund will not trigger the imposition of the Limited CDSC at the time of such exchange. The period a shareholder owns shares into which Class A shares are exchanged will count toward satisfying the holding period. The Limited CDSC is assessed if such holding period is not satisfied irrespective of whether the redemption triggering its payment is of Class A shares of the Funds or Class A shares acquired in the exchange.

7.
Effective immediately for Delaware Tax-Exempt Income Fund, Delaware Tax-Exempt Opportunities Fund, Delaware Tax-Free California II Fund, Delaware Tax-Free New York II Fund, Delaware Tax-Free New Jersey Fund, and Delaware Tax-Free Oregon Fund only, the first and second bullet points are removed from the section of the Prospectus entitled “About your account — Choosing a share class  — Institutional Class — Institutional Class shares are available for purchase only by the following.”

8.
Effective immediately for Delaware Tax-Exempt Income Fund, Delaware Tax-Exempt Opportunities Fund, Delaware Tax-Free California II Fund, Delaware Tax-Free New York II Fund, Delaware Tax-Free New Jersey Fund, and Delaware Tax-Free Oregon Fund only, the fourth bullet point is removed from the section of the Prospectus entitled “About your account — Choosing a share class  — Class R6.”

9.
Effective immediately for Delaware Tax-Free Arizona Fund, Delaware Tax-Free California Fund, Delaware Tax-Free Colorado Fund, Delaware Tax-Free Idaho Fund, Delaware Tax-Free New York Fund, Delaware Tax-Free Pennsylvania Fund, Delaware Tax-Free Minnesota Fund, Delaware Minnesota High-Yield Municipal Bond Fund, Delaware Tax-Free Minnesota Intermediate Fund, Delaware Tax-Exempt Income Fund, Delaware Tax-Exempt Opportunities Fund, Delaware Tax-Free California II Fund, Delaware Tax-Free New York II Fund, Delaware Tax-Free New Jersey Fund, and Delaware Tax-Free Oregon Fund only, the following replaces the first paragraph of the section of the Prospectus entitled “About your account — How to buy shares — Through Delaware Funds by Macquarie Service Center — By mail”:

Complete an investment slip and mail it with your check, made payable to the fund and class of shares you wish to purchase, to Delaware Funds by Macquarie at P.O. Box 9876, Providence, RI 02940-8076 for investments by regular mail or Delaware Funds by Macquarie Service Center at 4400 Computer Drive, Westborough, MA 01581-1722 for investments by overnight courier service. If you are making an initial purchase by mail, you must include a completed investment application with your check. Purchase orders will not be accepted at any other address.

10.
Effective immediately for Delaware Tax-Exempt Income Fund, Delaware Tax-Exempt Opportunities Fund, Delaware Tax-Free California II Fund, Delaware Tax-Free New York II Fund, Delaware Tax-Free New Jersey Fund, and Delaware Tax-Free Oregon Fund only, the following replaces the first paragraph of the section of the Prospectus entitled “About your account — Low balance accounts”:

For Class A shares, if you redeem shares and your account balance falls below the required account minimum of $1,000 for three or more consecutive months, you will have until the end of the current calendar quarter to raise the balance to the minimum.

11.
Effective immediately for Delaware Tax-Exempt Income Fund, Delaware Tax-Exempt Opportunities Fund, Delaware Tax-Free California II Fund, Delaware Tax-Free New York II Fund, Delaware Tax-Free New Jersey Fund, Delaware Tax-Free Oregon Fund, Delaware Covered Call Strategy Fund, Delaware Equity Income Fund, Delaware Global Equity Fund, Delaware Growth and Income Fund, Delaware Hedged U.S. Equity Opportunities Fund, Delaware International Fund, Delaware Opportunity Fund, Delaware Premium Income Fund, Delaware Growth Equity Fund, Delaware Special Situations Fund, Delaware Total Return Fund, Delaware Floating Rate II Fund, Delaware Fund for Income, Delaware Government Cash Management Fund, Delaware International Opportunities Bond Fund, Delaware Investment Grade Fund, Delaware Limited Duration Bond Fund, and Delaware Strategic Income II Fund only, the section of the Prospectus entitled “About your account — Investor services — Exchange of shares” is hereby replaced with the following:

You may generally exchange all or part of your shares for shares of the same class of another Delaware Fund without paying a front-end sales charge or a CDSC at the time of the exchange. However, if you exchange shares from a fund that does not have a sales charge, you will pay any applicable sales charge on your new shares. The holding period for the CDSC will also remain the same, with the amount of time you held your original shares being credited toward the holding period of your new shares. In certain other circumstances, you may also be permitted to exchange your shares for shares of a different class of a Fund, but such exchange may be subject to a sales charge for the new shares. (Please refer to the SAI for more details.) You do not pay sales charges on shares that you acquired through the reinvestment of dividends. You may have to pay taxes on your exchange. When you exchange shares, you are purchasing shares in another fund, so you should be sure to get a copy of the fund’s prospectus and read it carefully before buying shares through an exchange. We may refuse the purchase side of any exchange request if, in the Manager’s judgment, a fund would be unable to invest effectively in accordance with its investment objective and policies or would otherwise potentially be adversely affected.

12.
Effective immediately for Delaware Tax-Exempt Income Fund, Delaware Tax-Exempt Opportunities Fund, Delaware Tax-Free California II Fund, Delaware Tax-Free New York II Fund, Delaware Tax-Free New Jersey Fund, Delaware Tax-Free Oregon Fund, Delaware Covered Call Strategy Fund, Delaware Equity Income Fund, Delaware Global Equity Fund, Delaware Growth and Income Fund, Delaware Hedged U.S. Equity Opportunities Fund, Delaware International Fund, Delaware Opportunity Fund, Delaware Premium Income Fund, Delaware Growth Equity Fund, Delaware Special Situations Fund, Delaware Total Return Fund, Delaware Floating Rate II Fund, Delaware Fund for Income, Delaware Government Cash Management Fund, Delaware

International Opportunities Bond Fund, Delaware Investment Grade Fund, Delaware Limited Duration Bond Fund, and Delaware Strategic Income II Fund only, the following is added after the section of the Prospectus entitled “About your account — Investor services — Exchange of shares”:

On demand service
The on demand service allows you or your financial advisor to transfer money between your Fund account and your predesignated bank account by telephone request. There is a minimum transfer of $25 and a maximum transfer of $100,000. Macquarie Investment Management does not charge a fee for this service; however, your bank may assess one.

13.
Effective immediately for all Funds, Series, and Portfolios, the following is added to the section of the SAIs entitled “Investment Strategies and Risks”, replacing the existing LIBOR Transition Risk disclosure to the extent applicable:

IBOR Transition Risk
The London Interbank Offered Rate (“LIBOR”) is the average offered rate for various maturities of short-term loans between major international banks who are members of the British Bankers Association (“BBA”). LIBOR is the most common benchmark interest rate index used to make adjustments to variable-rate loans. LIBOR is used throughout global banking and financial industries to determine interest rates for a variety of borrowing arrangements and financial instruments (such as debt instruments and derivatives). Regulators in the United States and the United Kingdom alleged that certain banks engaged in manipulative acts in connection with their submissions to the BBA. LIBOR manipulation would raise the risk of a fund of being adversely impacted if a fund received a payment based upon LIBOR and such manipulation of LIBOR resulted in lower resets than would have occurred had there been no manipulation. In 2017, the head of the United Kingdom’s Financial Conduct Authority announced a desire to phase out the use of LIBOR by the end of 2021.

In addition to LIBOR, a fund may have investments linked to other interbank offered rates (IBORs). Other IBORs, such as the Euro Overnight Index Average (EONIA), are also the subject of regulatory reform or discontinuation. Various regulators and industry bodies are working globally on transitioning to alternative rates.

Planning for that transition by various financial industry groups has begun, but there are obstacles to converting certain longer-term securities and transactions to a new benchmark. While some instruments tied to LIBOR or a similar rate may include a replacement rate in the event these rates are discontinued, not all instruments have such fallback provisions and the effectiveness of such replacement rates remains uncertain. The potential cessation of LIBOR or similar rates could affect the value and liquidity of investments tied to these rates, especially those that do not include fallback provisions. The effect of a transition away from the IBORs may also result in a reduction in the effectiveness of certain hedging transactions and increased volatility in markets that currently rely on an IBOR to determine interest rates. The use of alternative reference rate products may also impact investment strategy performance. Due to the uncertainty regarding the future utilization of LIBOR and similar rates and the nature of any replacement rate, the potential effect of a transition away from these rates on a fund or the financial instruments in which the fund invests cannot yet be determined.

Because everyone's tax situation is unique, you should consult your tax professional about federal, state, local, or foreign tax consequences before making an investment in a Fund/Series/Portfolio.

Delaware Management Company (Manager) is an indirect wholly owned subsidiary of Macquarie Group Limited (MGL). Other than Macquarie Bank Limited (MBL), a subsidiary of MGL and an affiliate of the Manager, none of the entities noted are authorized deposit-taking institutions for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these entities do not represent deposits or other liabilities of MBL. MBL does not guarantee or otherwise provide assurance in respect of the obligations of these entities, unless noted otherwise. The Funds/Series/Portfolios are governed by US laws and regulations.

Please keep this Supplement for future reference.

This Supplement is dated September 11, 2020.